Supplement dated August 29, 2011
To The Prospectus Dated May 1, 2011 For

PERSPECTIVE II®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

This supplement updates the above-referenced prospectus.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-873-5654; www.jackson.com.

The purpose of this supplement is to make the following changes to the prospectus:

1.)  Availability of Options Under the LifeGuard Freedom Flex Guaranteed Minimum Withdrawal Benefit (GMWB).  Effective August 29, 2011, the 8% Bonus and Annual Step-Up option is no longer available as an optional feature under the LifeGuard Freedom Flex GMWB.

2.)  Changes to Investment Divisions and Other Miscellaneous Changes.  Effective August 29, 2011, changes are being made to the Investment Divisions available under your Contract and to other miscellaneous sections as described herein.

The updates to the prospectus reflecting these changes are described below with references to those parts of the prospectus modified by this supplement.

1.)  Availability of Options Under the LifeGuard Freedom Flex GMWB:

►
Under ACCESS TO YOUR MONEY, in the subsection titled “Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (‘LifeGuard Freedom Flex GMWB’ and ‘LifeGuard Freedom Flex with Joint Option GMWB’)” on page 100 of the prospectus, the summary of the available combinations of options under the LifeGuard Freedom Flex GMWB is revised to read as follows:

LifeGuard Freedom Flex GMWB -
Available Option Combinations

               Step-Up
Annual or Highest Quarterly                                             Freedom Flex
Bonus            Contract Value                                                         Death Benefit (DB)

                5%                      Annual
5%                      Quarterly
6%                      Annual                                                             Yes**
6%                      Quarterly
                7%                      Annual
7%                      Quarterly
8%*                    Annual

*No longer offered on or after August 29, 2011.

**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).

►
The charge table for the LifeGuard Freedom Flex GMWB is revised to read as set forth below.  The charge table appears in the following three sections in the prospectus:  (a) at footnote 24 (on page 10 of the prospectus) under the FEES AND EXPENSES TABLES in the “Optional Endorsements” subsection; (b) under CONTRACT CHARGES, in the subsection titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (‘LifeGuard Freedom Flex GMWB’) Charge” on page 40 of the prospectus; and (c) under ACCESS TO YOUR MONEY, in the subsection titled “Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (‘LifeGuard Freedom Flex GMWB’ and ‘LifeGuard Freedom Flex with Joint Option GMWB’),” under the “Step-Up” section on page 107 of the prospectus that applies to the LifeGuard Freedom Flex GMWB:

LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up (no longer offered on or after August 29, 2011)	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

2.  Changes to Investment Divisions and Other Miscellaneous Changes:

►
Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Institutional Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Management Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund (collectively, the “Divisions”) have stopped accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account remain available.

Important Note:  If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to invest in the Divisions based on your existing election until you revise or terminate the automatic program. Any change to the existing automatic program is not permitted if you wish to continue an allocation to the Division. The Divisions are not available for any new or revised allocation instructions under any automatic program.

If you make a subsequent premium payment and have future allocation instructions on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

If you have the Jackson Select Protector Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your future allocation instructions, described in the preceding paragraph.  Therefore, when you change your allocation instructions for subsequent premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new future allocation instructions, the automatic transfers will continue to be based on your existing instructions.

If an application for a Contract is received on or after August 29, 2011, or if a pending application is not in good order by August 26, 2011, and it includes an allocation to any one of the Divisions, that allocation will be allocated to the JNL/WMC Money Market Investment Division.  Please consult your representative promptly to assist you in subsequently reallocating the Contract value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

Amounts invested in any of the Divisions as of August 29, 2011 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions on or after August 29, 2011 you will not be able to transfer back in.

For additional information, please see the Supplement dated August 29, 2011 to the JNL® Series Trust prospectus.

►	Effective August 29, 2011, the JNL/BlackRock Global Allocation Fund is an available Investment Division of the Separate Account.

The following changes are made to your Prospectus in connection with this change:

•	“JNL/BlackRock Global Allocation Fund” is added to the fund list for the JNL Series Trust located on the back side of the Prospectus’ front page;

•
Under FEES AND EXPENSES TABLES, in the sub-section titled “Total Annual Fund Operating Expenses,” “JNL/BlackRock Global Allocation Fund” is added to footnote A immediately following the “JNL/BlackRock Commodity Securities Fund”, and following row is added to the second Fund Operating Expenses table:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin FeeA	Distribution and/or Service (12b-1) Fees	Other ExpensesB	Acquired Fund Fees and ExpensesC	Total Annual Fund Operating Expenses
JNL/BlackRock Global Allocation	0.90%	0.20%	0.01%	0.00%	1.11%

In addition to these changes, below is the investment objective applicable to the JNL/BlackRock Global Allocation Fund.

►	Under FEES AND EXPENSES TABLES, in the sub-section titled “Total Annual Fund Operating Expenses,” footnote F is deleted in its entirety and replaced with the following:

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

►	All references to the following Investment Divisions are changed as follows:

Old Fund Name	New Fund Name
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund

►	Under INVESTMENT DIVISIONS, for JNL Series Trust, the following Investment Division and corresponding investment objective is added:

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks high total investment return by investing in a portfolio of equity, debt, money market securities and other short-term securities or instruments, of issuers located around the world.  Generally, the Fund will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

►	Under INVESTMENT DIVISIONS, for JNL Series Trust, the following Investment Divisions’ corresponding investment objectives are deleted and replaced with the following:

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%), and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%), and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%), and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 35%), and non-traditional asset classes (approximately 65%).

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

►	Under APPENDIX G for ACCUMULATION UNIT VALUES, the following paragraphs are added to the end of said section:

Set forth below are fund changes since the May 1, 2011 Prospectus for your information in reviewing Accumulation Unit information.

Effective August 29, 2011, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/S&P Disciplined Moderate Fund to JNL Disciplined Moderate Fund;
JNL/S&P Disciplined Moderate Growth Fund to JNL Disciplined Moderate Growth Fund; and
JNL/S&P Disciplined Growth Fund to JNL Disciplined Growth Fund.

The following Investment Division is added:

Effective August 29, 2011

JNL/BlackRock Global Allocation Fund

►	Under PURCHASES, in the subsection titled “Accumulation Units”, the following paragraph is added to the end of the subsection:

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in good order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial representative to determine if his/her broker-dealer has an agreement with us that provides for these pricing procedures.

______________________________
(To be used with JMV5763 05/11 and JMV5763SB 08/11)
JMV7682 08/11